Note Commitments and Contingencies (Financial instruments with off-Balance Sheet credit risk) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Commitments To Extend Credit | Credit card
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments To Extend Credit	$ 4,303,256	$ 4,562,981
Commitments To Extend Credit | Commercial and construction lines of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments To Extend Credit	3,011,673	2,966,656
Commitments To Extend Credit | Other consumer unused credit commitments
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments To Extend Credit	250,029	261,856
Commercial Letters of Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments To Extend Credit	2,116	1,490
Standby Letters of Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments To Extend Credit	33,633	34,644
Commitments to originate or fund mortgage loans
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments To Extend Credit	$ 15,297	$ 25,622